Promissory note and Other Loans	12 Months Ended
Sep. 30, 2023
Promissory note and Other Loans
Promissory note and Other Loans

14. Promissory note and Other Loans

The short term loan, having a principal amount of $364 (Cdn $500), that was originally obtained in 2017, was fully repaid during the year ended September 30, 2023. This loan had interest at 1.8% per annum.

The short term loans, having principal amount of $218 (Cdn $300), that were originally obtained in 2019, were fully repaid during the year ended September 30, 2023. The loans had interest at 2% per month and carried a commitment fee of 5%.

On May 16, 2022, the company took control of the assets and liabilities of Sustainable Energy Jamestown (“SEJ”), including a Vendor Take Back (‘VTB”) note relating to the purchase of the property by SEJ. The secured VTB has a two-year term starting on July 1, 2022 and expiring on June 30, 2024, and carries interest at 2% per annum. The VTB note is secured against the real estate property that was acquired as part of the SEJ transaction

The VTB carries a balloon payment of $2.4 million and is due on June 30, 2024. At September 30, 2023 the balance of the VTB was $3.5 million. As at September 30, 2022 the VTB was split between long term $3,457 and short term $673.

	September 30, 2023	September 30, 2022
Short term loans	$-	$582
Vendor Take Back	$3,457	$673
	3,457	1,255

The VTB continuity is as follows:

Opening Balance as at May 22, 2022 (ST: $419. LT:$3,826)	$4,245
Repaid in year	(150)
Interest accretion	35
Closing balance as at September 30, 2022 (ST: $673. LT: $3,457)	4,130
Repaid in the year	(750)
Interest accretion	77
Closing balance as at September 30, 2023 (ST:$3,457. LT:$nil)	3,457

Finance Costs

During the year the Company incurred both cash and non-cash finance costs. The following table shows the split as included on the statement of earnings.

	Cash	Non-Cash	Total
Working capital facility	1,543	-	1,511
Issued to lender (note 16a (vii,viii,ix)	-	118	118
Promissory notes	47	-	47
Settlement fee on promissory note	126		126
Interest on VTB loan (note 14)	77		77
Lease interest (note 15)	380	-	380
Equity issuance costs	84	-	84
Warrant issuance costs	134	-	134
Changes in FV of derivative warrants	-	(361)	(361)
Accretion on promissory note (note 12b)	-	32	-
Accretion on Government Loans	-	294	294
	$2,391	$83	$2,474

The comparative table for 2022 is as follows:

	Cash	Non-Cash	Total
Working capital facility	1,522	-	1,522
Issued to lender	-	621	621
Promissory notes	109	-	109
Interest on VTB loan (note 14)	35		35
Lease interest (note 15)	365	-	365
Equity issuance costs	71	-	71
Warrant issuance costs	-	38	38
Other bank interest	12	-	12
Accretion on Government Loans	-	260	260
	$2,114	$919	$3,033